Fair Value of Financial Assets and Liabilities - Schedule of Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total financial assets	$ 47,036	$ 32,643
Liabilities:
Derivative liability- related party	71,037	25,155
Total financial liabilities	71,037	25,155
Money Market Funds
Assets:
Short-term money market funds	47,036	32,643
Fair Value, Inputs, Level 1
Assets:
Total financial assets	47,036	32,643
Fair Value, Inputs, Level 1 | Money Market Funds
Assets:
Short-term money market funds	47,036	32,643
Fair Value, Inputs, Level 3
Liabilities:
Derivative liability- related party	71,037	25,155
Total financial liabilities	$ 71,037	$ 25,155